New Accounting Pronouncements	12 Months Ended
Dec. 31, 2019
New Accounting Pronouncements
2. NEW ACCOUNTING STANDARDS

The disclosures in this note apply to all Registrants unless indicated otherwise.

During the FASB’s standard-setting process and upon issuance of final standards, management reviews the new accounting literature to determine its relevance, if any, to the Registrants’ business. The following standards will impact the financial statements.

ASU 2016-02 “Accounting for Leases” (ASU 2016-02)

In February 2016, the FASB issued ASU 2016-02 increasing the transparency and comparability among organizations by recognizing lease assets and lease liabilities on the balance sheets and disclosing key information about leasing arrangements. Under the new standard, an entity must recognize an asset and liability for operating leases on the balance sheets. Additionally, capital leases are known as finance leases going forward. Leases with terms of 12 months or longer are also subject to the new requirements. Fundamentally, the criteria used to determine lease classification remains the same, but is more subjective under the new standard.

New leasing standard implementation activities included the identification of the lease population within the AEP System as well as the sampling of representative lease contracts to analyze accounting treatment under the new accounting guidance. Based upon the completed assessments, management also prepared a gap analysis to outline new disclosure compliance requirements.

Management adopted ASU 2016-02 effective January 1, 2019 by means of a cumulative-effect adjustment to the balance sheets. Management elected the following practical expedients upon adoption:

Practical Expedient	Description
Overall Expedients (for leases commenced prior to adoption date and must be adopted as a package)
Do not need to reassess whether any expired or existing contracts are/or contain leases, do not need to reassess the lease classification for any expired or existing leases and do not need to reassess initial direct costs for any existing leases.

Lease and Non-lease Components (elect by class of underlying asset)	Elect as an accounting policy to not separate non-lease components from lease components and instead account for each lease and associated non-lease component as a single lease component.
Short-term Lease (elect by class of underlying asset)	Elect as an accounting policy to not apply the recognition requirements to short-term leases.
Existing and expired land easements not previously accounted for as leases
Elect optional transition practical expedient to not evaluate under Topic 842 existing or expired land easements that were not previously accounted for as leases under the current leases guidance in Topic 840.

Cumulative-effect adjustment in the period of adoption	Elect the optional transition practical expedient to adopt the new lease requirements through a cumulative-effect adjustment on the balance sheets in the period of adoption.

Management concluded that the result of adoption would not materially change the volume of contracts that qualify as leases going forward. The adoption of the new standard did not materially impact results of operations or cash flows, but did have a material impact on the balance sheets. See Note 13 - Leases for additional disclosures required by the new standard.

ASU 2016-13 “Measurement of Credit Losses on Financial Instruments” (ASU 2016-13)

In June 2016, the FASB issued ASU 2016-13 requiring the recognition of an allowance for expected credit losses for financial instruments within its scope. Examples of financial instruments that are in scope include trade receivables, certain financial guarantees, and held-to-maturity debt securities. The allowance for expected credit losses should be based on historical information, current conditions and reasonable and supportable forecasts. Entities are required to evaluate, and if necessary, recognize expected credit losses at the inception or initial acquisition of a financial instrument (or pool of financial instruments that share similar risk characteristics) subject to ASU 2016-13, and subsequently as of each reporting date. The new standard also revises the other-than-temporary impairment model for available-for-sale debt securities.

Management adopted ASU 2016-13 and its related implementation guidance effective January 1, 2020, by means of a cumulative-effect adjustment to the balance sheets. The adoption of the new standard did not have a material impact to financial position, and had no impact on the results of operations or cash flows. Additionally, the adoption of the new standard did not result in any changes to current accounting systems.

Implementation activities included: (1) the identification and evaluation of the population of financial instruments within the AEP system that are subject to the new standard and, (2) the development of supporting valuation models to also contemplate appropriate metrics for current and supportable forecasted information. As required by ASU 2016-13, the financial instruments subject to the new standard were evaluated on a pool-basis to the extent such financial instruments shared similar risk characteristics.

Management continues to develop disclosures to comply with the requirements of ASU 2016-13 that are required in the first quarter of 2020. Management will continue to monitor for any potential industry implementation issues.